Organization and Principal Activities - Schedule of VIEs' Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 5,561,034	$ 64,784,005
Plant and equipment, net	1,503	250,886
Total assets	5,569,057	66,845,092
Total liabilities	(3,048,953)	(1,963,972)
Net assets	11,353,962	11,316,561
Variable Interest Entity [Member]
Current assets	45,180,787	51,754,573
Plant and equipment, net	1,503	210,790
Other noncurrent assets	6,520	1,560,202
Total assets	45,188,810	53,525,565
Total liabilities	(45,964,142)	(2,111,670)
Net assets	$ (775,332)	$ 51,413,895